Earnings per share (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Earnings per share
Profit attributable to ordinary equity holders of the parent	£ 695	£ 2,072
Basic weighted average number of shares in issue	17,294	17,178
Number of potential ordinary shares	319	200
Diluted weighted average number of shares	17,613	17,378
Basic earnings per ordinary share	£ 0.04	£ 0.121
Diluted earnings per ordinary share	£ 0.039	£ 0.119